FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of information about terms and conditions of hedging instruments and market risk
As at December 31, 2018, we had the following hedge positions outstanding:

	2019	2020
Notional amount (in thousands of Canadian dollars)	54,140	30,000
Estimated usage	71.2%	40.3%
Floor level (Canadian dollars per $1 U.S. dollar)	1.2500	1.2614
Cap level (Canadian dollars per $1 U.S. dollar)	1.3348	1.3710

As at December 31, 2018, the spot price of diesel was $1.56/gallon and we have hedged the following future anticipated usage at the Marigold mine:

	2019	2020
Gallons hedged (in thousands)	5,364	3,600
Estimated usage	52.6%	35.3%
Floor price ($/gallon)	1.70	1.75
Cap price ($/gallon)	2.34	2.36
As at December 31, 2018, the spot price of diesel was $0.44/litre and we have hedged the following future anticipated usage at the Seabee mine:

	2019	2020
Litres hedged (in thousands)	3,188	—
Estimated usage	75%	—
Floor price ($/litre)	0.46	—
Cap price ($/litre)	0.55	—

Disclosure of nature and extent of risks arising from financial instruments
The following are the most significant areas of exposure to currency risk, shown in thousands of U.S. dollars:

	December 31, 2018
	Canadian dollar	Argentine peso
Cash	7,982	1,604
Value added tax receivable	145	17,039
Trade and other payables (excluding VAT and income taxes)	(22,974)	(9,908)
Provisions	—	(19,056)
Total	(14,847)	(10,321)

	December 31, 2017
	Canadian dollar	Argentine peso
Cash	5,342	17,223
Value added tax receivable	206	12,242
Other financial assets	200	884
Trade and other payables (excluding VAT and income taxes)	(17,017)	(5,021)
Provisions	—	(47,287)
Total	(11,269)	(21,959)

Disclosure of sensitivity analysis for types of market risk
A 10% increase or decrease in the U.S. dollar exchange rate, as at December 31, 2018 and December 31, 2017, on financial assets and liabilities denominated in the following currencies, with all other variables held constant, would have resulted in the following impact to our total comprehensive income for the years ended December 31, 2018 and December 31, 2017, respectively:

Years ended December 31	2018	2017
	$	$
Canadian dollar	1,084	701
Argentine peso	715	1,460

Disclosure of credit risk exposure
Our maximum exposure to credit risk as at December 31, 2018 and December 31, 2017 was as follows:

	December 31, 2018	December 31, 2017
	$	$
Cash and cash equivalents	419,212	459,864
Value added tax receivable	18,802	13,755
Trade receivables and other assets	11,287	14,848
Other financial assets	28,883	22,399
	478,184	510,866

Disclosure of liquidity risk
The following is a maturity profile of financial liabilities and moratorium commitments presenting undiscounted cash flows to the contractual maturity date:

	Payments due by period (as at December 31, 2018)					At December 31, 2017
	Less than one year	1 - 3 years	4-5 years	After 5 years	Total	Total
	$	$	$	$	$	$
Trade and other payables	70,003	—	—	—	70,003	52,590
Moratorium	4,570	14,487	—	—	19,057	46,037
Notes (i)	—	265,000	—	—	265,000	265,000
Interest on convertible notes (i)	7,619	3,809	—	—	11,428	19,047
Total contractual obligations	82,192	283,296	—	—	365,488	382,674

(i)
The Notes mature in 2033 but are redeemable in part or in full at the option of the holder on February 1 at each of 2020, 2023, and 2028, or upon fundamental corporate changes. They are also redeemable by us in part or in full on and after February 1, 2018 (note 14).